UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1. Schedule of Investments

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock - 88.2%
Communications - 3.9%
289,525	America Movil SAB de CV, ADR	$4,791,639
23,834	Cisco Systems, Inc.	625,642
1,100	eBay, Inc. (a)	26,884
242,603	Telefonica SA, ADR	2,920,940
37,660	Twenty-First Century Fox, Inc., Class A	1,016,067
8,695	Viacom, Inc., Class B	375,189
		9,756,361
Consumer Discretionary - 8.4%
117,254	Apollo Education Group, Inc., Class A (a)	1,296,829
35,130	Coach, Inc.	1,016,311
37,860	Comcast Corp., Class A	2,153,477
16,020	CST Brands, Inc.	539,233
9,990	CVS Health Corp.	963,835
92,292	Discovery Communications, Inc., Class A (a)	2,402,361
4,641	Discovery Communications, Inc., Class C (a)	112,730
16,250	General Motors Co.	487,825
78,162	H&R Block, Inc.	2,829,464
261,351	Lincoln Educational Services Corp.	133,289
18,550	Lowe's Cos., Inc.	1,278,466
12,090	McDonald's Corp.	1,191,228
3,250	Sally Beauty Holdings, Inc. (a)	77,188
1,176	The Andersons, Inc.	40,055
4,725	The Home Depot, Inc.	545,690
290	Time Warner Cable, Inc.	52,017
12,650	Time Warner, Inc.	869,687
24,135	Vitamin Shoppe, Inc. (a)	787,766
50,050	Wal-Mart Stores, Inc.	3,245,242
23,602	Weight Watchers International, Inc. (a)	150,581
7,050	Yum! Brands, Inc.	563,648
		20,736,922
Consumer Staples - 23.5%
25,935	Alliance One International, Inc. (a)	528,555
62,500	Altria Group, Inc.	3,400,000
15,100	British American Tobacco PLC, ADR	1,662,208
13,200	Coca-Cola HBC AG, ADR	277,200
48,435	ConAgra Foods, Inc.	1,962,102
8,785	Diageo PLC, ADR	946,935
30,050	Dr. Pepper Snapple Group, Inc.	2,375,453
20,100	Kelly Services, Inc., Class A	284,214
79,757	Molson Coors Brewing Co., Class B	6,621,426
12,100	Monster Beverage Corp. (a)	1,635,194
91,660	PepsiCo, Inc.	8,643,538
82,520	Philip Morris International, Inc.	6,546,312
530,090	Tesco PLC, ADR	4,389,145
64,300	The Coca-Cola Co.	2,579,716
2,845	The JM Smucker Co.	324,586
204,068	The Kroger Co.	7,360,733
38,925	The Procter & Gamble Co.	2,800,264
130,720	The Western Union Co.	2,400,019
89,400	Unilever NV, ADR	3,593,880
		53,331,480
Energy - 3.4%
144,810	BP PLC, ADR	4,425,394
16,750	Chevron Corp.	1,321,240
15,600	ConocoPhillips	748,176
7,800	Phillips 66	599,352
2,175	Royal Dutch Shell PLC, ADR	103,073
19,100	Valero Energy Corp.	1,147,910
		8,345,145
Financials - 18.0%
42,250	Aflac, Inc.	2,455,992
39,000	American International Group, Inc.	2,215,980
1,280	Ameriprise Financial, Inc.	139,686
213,649	Bank of America Corp.	3,328,651
16,000	Berkshire Hathaway, Inc., Class B (a)	2,086,400
570	Capital One Financial Corp.	41,336
71,174	Central Pacific Financial Corp.	1,492,519
23,650	Citigroup, Inc.	1,173,277
5,616	Colliers International Group, Inc.	227,953
130,068	Credit Suisse Group AG, ADR	3,125,534
5,616	FirstService Corp.	181,341
82,110	Franklin Resources, Inc.	3,059,419
24,900	Legg Mason, Inc.	1,036,089
37,640	Marsh & McLennan Cos., Inc.	1,965,561
60,150	MasterCard, Inc., Class A	5,420,718
1,100	PayPal Holdings, Inc. (a)	34,144
4,010	The Allstate Corp.	233,542
217,200	The Bank of New York Mellon Corp.	8,503,380
38,418	The Travelers Cos., Inc.	3,823,744
7,350	U.S. Bancorp	301,424
21,849	Unum Group	700,916
31,600	Visa, Inc., Class A	2,201,256
23,000	Waddell & Reed Financial, Inc., Class A	799,710
500	Wells Fargo & Co.	25,675
		44,574,247
Health Care - 19.4%
42,600	Abbott Laboratories	1,713,372
2,900	Alkermes PLC (a)	170,143
23,591	Anthem, Inc.	3,302,740
19,200	Baxalta, Inc.	604,992
19,200	Baxter International, Inc.	630,720
17,200	Becton Dickinson and Co.	2,281,752
21,580	Community Health Systems, Inc. (a)	922,976
47,424	Express Scripts Holding Co. (a)	3,839,447
65,700	GlaxoSmithKline PLC, ADR	2,526,165
59,240	Johnson & Johnson	5,530,054
1,100	Laboratory Corp. of America Holdings (a)	119,317
95,003	Medtronic PLC	6,359,501
101,610	Merck & Co., Inc.	5,018,518
13,582	Pfizer, Inc.	426,611
50,267	Quest Diagnostics, Inc.	3,089,912
60,674	UnitedHealth Group, Inc.	7,038,791
47,400	Zimmer Biomet Holdings, Inc.	4,452,282
		48,027,293
Industrials - 3.1%
5,550	AGCO Corp.	258,797
276,750	Corning, Inc.	4,737,960
12,500	Raytheon Co.	1,365,750
5,675	Textainer Group Holdings, Ltd.	93,581
2,550	The Boeing Co.	333,922
8,515	United Parcel Service, Inc., Class B	840,345
		7,630,355
Information Technology - 4.6%
27,975	Altera Corp.	1,400,988
23,775	Intel Corp.	716,579
143,004	Microsoft Corp.	6,329,357
82,320	Oracle Corp.	2,973,398
		11,420,322
Materials - 3.3%
30,715	E.I. du Pont de Nemours & Co.	1,480,463
7,000	LyondellBasell Industries NV, Class A	583,520
17,680	Precision Castparts Corp.	4,061,273
47,350	The Dow Chemical Co.	2,007,640
		8,132,896
Telecommunications - 0.6%
39,596	AT&T, Inc.	1,290,038
7,335	Verizon Communications, Inc.	319,146
		1,609,184
Total Common Stock (Cost $159,869,432)	218,564,205
Total Investments - 88.2% (Cost $159,869,432)*	$218,564,205
Other Assets & Liabilities, Net – 11.8%	29,257,028
Net Assets – 100.0%	$247,821,233

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$75,323,252
Gross Unrealized Depreciation	(16,628,479)
Net Unrealized Appreciation	$58,694,773

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$218,564,205
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$218,564,205

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock - 100.0%
Consumer Discretionary - 16.2%
88,000	CarMax, Inc. (a)	$5,220,160
4,800	Chipotle Mexican Grill, Inc. (a)	3,457,200
119,200	IMAX Corp. (a)	4,027,768
288,000	LKQ Corp. (a)	8,167,680
37,000	Signet Jewelers, Ltd.	5,036,810
		25,909,618
Financials - 26.3%
43,000	American Tower Corp. REIT	3,783,140
106,000	Discover Financial Services	5,510,940
6,000	Markel Corp. (a)	4,811,160
41,000	McGraw-Hill Financial, Inc.	3,546,500
69,000	Moody's Corp.	6,775,800
100,000	PRA Group, Inc. (a)	5,292,000
155,000	SEI Investments Co.	7,475,650
64,000	Verisk Analytics, Inc., Class A (a)	4,730,240
		41,925,430
Health Care - 7.9%
10,300	Biogen, Inc. (a)	3,005,643
36,000	Celgene Corp. (a)	3,894,120
97,000	ExamWorks Group, Inc. (a)	2,836,280
6,400	Intuitive Surgical, Inc. (a)	2,941,312
		12,677,355
Industrials - 18.9%
43,300	Exponent, Inc.	1,929,448
80,000	Fastenal Co.	2,928,800
120,000	Healthcare Services Group, Inc.	4,044,000
36,000	Roper Technologies, Inc.	5,641,200
40,000	Stericycle, Inc. (a)	5,572,400
11,450	TransDigm Group, Inc. (a)	2,432,095
87,200	WageWorks, Inc. (a)	3,930,976
75,000	Waste Connections, Inc.	3,643,500
		30,122,419
Information Technology - 26.7%
79,000	ANSYS, Inc. (a)	6,963,060
38,000	Blackbaud, Inc.	2,132,560
14,600	CoStar Group, Inc. (a)	2,526,676
60,000	Envestnet, Inc. (a)	1,798,200
5,500	Google, Inc., Class C (a)	3,346,310
30,400	MasterCard, Inc., Class A	2,739,648
27,000	QUALCOMM, Inc.	1,450,710
96,000	Red Hat, Inc. (a)	6,900,480
120,000	Tangoe, Inc. (a)	864,000
87,850	Trimble Navigation, Ltd. (a)	1,442,497
20,000	Tyler Technologies, Inc. (a)	2,986,200
135,000	Visa, Inc., Class A	9,404,100
		42,554,441
Materials - 4.0%
58,000	Ecolab, Inc.	6,363,760
Total Common Stock (Cost $109,681,568)	159,553,023
Total Investments - 100.0% (Cost $109,681,568)*	$$159,553,023
Other Assets & Liabilities, Net – 0.0%	(28,558)
Net Assets – 100.0%	$$159,524,465

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$53,284,493
Gross Unrealized Depreciation	(3,413,038)
Net Unrealized Appreciation	$49,871,455

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$159,553,023
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$159,553,023

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock - 98.9%
Consumer Discretionary - 16.4%
14,069	CarMax, Inc. (a)	$834,573
25,048	IMAX Corp. (a)	846,372
44,184	LKQ Corp. (a)	1,253,058
3,671	Signet Jewelers, Ltd.	499,733
		3,433,736
Energy - 1.7%
11,301	Range Resources Corp.	362,988
Financials - 23.7%
7,797	Financial Engines, Inc.	229,778
1,062	Markel Corp. (a)	851,575
10,577	Moody's Corp.	1,038,661
15,256	PRA Group, Inc. (a)	807,347
21,064	SEI Investments Co.	1,015,917
14,125	Verisk Analytics, Inc., Class A (a)	1,043,979
		4,987,257
Health Care - 9.1%
16,724	AAC Holdings, Inc. (a)	372,109
3,474	Bio-Techne Corp.	321,206
23,957	ExamWorks Group, Inc. (a)	700,503
1,123	Intuitive Surgical, Inc. (a)	516,108
		1,909,926
Industrials - 22.7%
12,770	Exponent, Inc.	569,031
6,384	Fastenal Co.	233,718
22,939	Healthcare Services Group, Inc.	773,044
3,983	Roper Industries, Inc.	624,136
6,413	Stericycle, Inc. (a)	893,395
1,399	TransDigm Group, Inc. (a)	297,162
17,036	WageWorks, Inc. (a)	767,983
12,770	Waste Connections, Inc.	620,367
		4,778,836
Information Technology - 22.4%
14,893	ANSYS, Inc. (a)	1,312,669
4,973	Blackbaud, Inc.	279,085
3,389	CoStar Group, Inc. (a)	586,500
11,639	Envestnet, Inc. (a)	348,821
12,204	Red Hat, Inc. (a)	877,224
59,767	Tangoe, Inc. (a)	430,322
25,992	Trimble Navigation, Ltd. (a)	426,789
2,966	Tyler Technologies, Inc. (a)	442,853
		4,704,263
Materials - 2.9%
5,566	Ecolab, Inc.	610,702
Total Common Stock (Cost $17,816,276)	20,787,708
Total Investments - 98.9% (Cost $17,816,276)*	$20,787,708
Other Assets & Liabilities, Net – 1.1%	234,774
Net Assets – 100.0%	$21,022,482

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,013,257
Gross Unrealized Depreciation	(1,041,825)
Net Unrealized Appreciation	$2,971,432

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$20,787,708
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$20,787,708

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock - 99.3%
Consumer Discretionary - 20.1%
1,305	Carter's, Inc.	$118,285
2,783	Chuy's Holdings, Inc. (a)	79,037
18,197	Good Times Restaurants, Inc. (a)	113,731
8,048	IMAX Corp. (a)	271,942
568	Lithia Motors, Inc., Class A	61,407
4,664	MCBC Holdings, Inc. (a)	60,445
2,894	Monro Muffler Brake, Inc.	195,490
13,581	Performance Sports Group, Ltd. (a)	182,257
1,064	Sotheby's	34,027
2,526	Zoe's Kitchen, Inc. (a)	99,752
		1,216,373
Consumer Staples - 3.9%
2,604	Calavo Growers, Inc.	116,242
13,535	Inventure Foods, Inc. (a)	120,191
		236,433
Energy - 0.4%
822	Oil States International, Inc. (a)	21,479
Financials - 12.4%
2,817	Financial Engines, Inc.	83,017
2,094	Glacier Bancorp, Inc.	55,261
3,748	OneBeacon Insurance Group, Ltd., Class A	52,622
3,570	PRA Group, Inc. (a)	188,924
1,728	ProAssurance Corp.	84,793
900	The Navigators Group, Inc. (a)	70,182
1,572	Waddell & Reed Financial, Inc., Class A	54,658
5,610	WSFS Financial Corp.	161,624
		751,081
Health Care - 17.8%
9,738	AAC Holdings, Inc. (a)	216,671
739	Atrion Corp.	277,095
1,717	Cepheid (a)	77,608
639	DexCom, Inc. (a)	54,865
2,420	Exact Sciences Corp. (a)	43,536
5,097	ExamWorks Group, Inc. (a)	149,036
2,839	HealthStream, Inc. (a)	61,919
1,611	National HealthCare Corp.	98,094
3,615	Novadaq Technologies, Inc. (a)	37,704
2,903	Teladoc, Inc. (a)	64,708
		1,081,236
Industrials - 19.4%
1,565	Beacon Roofing Supply, Inc. (a)	50,847
5,429	Douglas Dynamics, Inc.	107,820
4,713	Exponent, Inc.	210,011
6,946	Healthcare Services Group, Inc.	234,080
1,197	MSC Industrial Direct Co., Inc.	73,053
4,822	Rexnord Corp. (a)	81,878
3,486	Rush Enterprises, Inc., Class A (a)	84,361
1,147	The Middleby Corp. (a)	120,653
4,666	WageWorks, Inc. (a)	210,343
		1,173,046
Information Technology - 25.3%
1,686	3D Systems Corp. (a)	19,473
9,828	Amber Road, Inc. (a)	41,474
1,875	Blackbaud, Inc.	105,225
4,285	Computer Modelling Group, Ltd.	36,380
584	CoStar Group, Inc. (a)	101,067
983	Cvent, Inc. (a)	33,088
2,466	Ellie Mae, Inc. (a)	164,162
5,257	Envestnet, Inc. (a)	157,552
2,214	Fleetmatics Group PLC (a)	108,685
1,599	Guidewire Software, Inc. (a)	84,076
1,311	Littelfuse, Inc.	119,498
2,604	Monotype Imaging Holdings, Inc.	56,819
1,098	NVE Corp.	53,297
855	Qualys, Inc. (a)	24,333
1,407	Shutterfly, Inc. (a)	50,300
1,323	SPS Commerce, Inc. (a)	89,819
10,002	Tangoe, Inc. (a)	72,014
448	The Ultimate Software Group, Inc. (a)	80,197
932	Tyler Technologies, Inc. (a)	139,157
		1,536,616
Total Common Stock (Cost $6,095,815)	6,016,264
Total Investments - 99.3% (Cost $6,095,815)*	$6,016,264
Other Assets & Liabilities, Net – 0.7%	45,239
Net Assets – 100.0%	$6,061,503

PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$525,605
Gross Unrealized Depreciation	(605,156)
Net Unrealized Depreciation	$(79,551)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$6,016,264
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$6,016,264

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock - 98.2%
Consumer Discretionary - 17.1%
35,351	Comcast Corp., Class A	$2,010,765
32,027	Foot Locker, Inc.	2,304,983
93,465	Ford Motor Co.	1,268,320
22,097	Lear Corp.	2,403,712
32,188	Lowe's Cos., Inc.	2,218,397
45,451	Magna International, Inc.	2,182,103
25,017	Target Corp.	1,967,837
22,276	The Home Depot, Inc.	2,572,655
		16,928,772
Consumer Staples - 4.4%
23,353	CVS Health Corp.	2,253,097
50,875	Pinnacle Foods, Inc.	2,130,645
		4,383,742
Energy - 5.2%
17,651	Exxon Mobil Corp.	1,312,352
30,892	Valero Energy Corp.	1,856,609
44,833	Western Refining, Inc.	1,978,032
		5,146,993
Financials - 15.7%
176,213	Huntington Bancshares, Inc.	1,867,858
31,767	JPMorgan Chase & Co.	1,936,834
44,214	Lincoln National Corp.	2,098,396
55,956	Morgan Stanley	1,762,614
23,051	Prudential Financial, Inc.	1,756,717
11,071	The Goldman Sachs Group, Inc.	1,923,697
50,368	The Hartford Financial Services Group, Inc.	2,305,847
47,641	Voya Financial, Inc.	1,847,041
		15,499,004
Health Care - 17.8%
19,955	Aetna, Inc.	2,183,276
21,424	AmerisourceBergen Corp.	2,035,066
12,565	Amgen, Inc.	1,737,991
24,948	Amsurg Corp. (a)	1,938,709
32,766	Centene Corp. (a)	1,776,900
22,644	Gilead Sciences, Inc.	2,223,414
10,854	McKesson Corp.	2,008,316
31,589	Merck & Co., Inc.	1,560,181
18,389	UnitedHealth Group, Inc.	2,133,308
		17,597,161
Industrials - 9.9%
51,777	Delta Air Lines, Inc.	2,323,234
14,946	Northrop Grumman Corp.	2,480,289
52,517	Southwest Airlines Co.	1,997,747
41,265	Spirit AeroSystems Holdings, Inc., Class A (a)	1,994,750
51,777	Delta Air Lines, Inc.	2,323,234
14,946	Northrop Grumman Corp.	2,480,289
52,517	Southwest Airlines Co.	1,997,747
41,265	Spirit AeroSystems Holdings, Inc., Class A (a)	1,994,750
44,996	Trinity Industries, Inc.	1,020,059
		9,816,079
Information Technology - 22.5%
21,824	Apple, Inc.	2,407,187
48,678	CDW Corp.	1,988,983
68,306	Cisco Systems, Inc.	1,793,033
19,468	DST Systems, Inc.	2,046,866
31,465	Electronic Arts, Inc. (a)	2,131,754
54,880	Intel Corp.	1,654,083
37,985	Microsoft Corp.	1,681,216
40,609	Oracle Corp.	1,466,797
25,517	SanDisk Corp.	1,386,339
24,717	Skyworks Solutions, Inc.	2,081,419
108,949	Teradyne, Inc.	1,962,171
52,306	Tessera Technologies, Inc.	1,695,237
		22,295,085
Materials - 5.6%
15,286	Air Products & Chemicals, Inc.	1,950,188
33,710	Avery Dennison Corp.	1,906,975
40,325	The Dow Chemical Co.	1,709,780
		5,566,943
Total Common Stock (Cost $89,198,036)	97,233,779
Total Investments - 98.2% (Cost $89,198,036)*	$97,233,779
Other Assets & Liabilities, Net – 1.8%	1,746,125
Net Assets – 100.0%	$98,979,904

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,035,394
Gross Unrealized Depreciation	(3,999,651)
Net Unrealized Appreciation	$8,035,743

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$97,233,779
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$97,233,779

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015
Shares	Security Description	Value
Common Stock - 98.1%
Consumer Discretionary - 12.0%
132,444	Denny's Corp. (a)	$1,460,857
31,155	Drew Industries, Inc.	1,701,375
35,401	Gentherm, Inc. (a)	1,590,213
77,029	Nutrisystem, Inc.	2,042,809
102,076	Ruth's Hospitality Group, Inc.	1,657,714
13,018	Skechers U.S.A., Inc., Class A (a)	1,745,454
49,450	Tower International, Inc. (a)	1,174,932
		11,373,354
Consumer Staples - 3.6%
35,762	Cal-Maine Foods, Inc.	1,952,963
90,398	Dean Foods Co.	1,493,375
		3,446,338
Energy - 5.1%
75,075	Matrix Service Co. (a)	1,686,935
405,967	Navios Maritime Acquisition Corp.	1,429,004
253,977	Teekay Tankers, Ltd., Class A	1,752,441
		4,868,380
Financials - 20.2%
28,204	Amtrust Financial Services, Inc.	1,776,288
220,490	Ashford Hospitality Trust, Inc. REIT	1,344,989
265,925	Cowen Group, Inc., Class A (a)	1,212,618
56,477	Employers Holdings, Inc.	1,258,872
29,752	Evercore Partners, Inc., Class A	1,494,740
30,492	FBL Financial Group, Inc., Class A	1,875,868
64,939	FCB Financial Holdings, Inc., Class A (a)	2,118,310
75,237	Federated National Holding Co.	1,807,193
66,098	Heritage Insurance Holdings, Inc. (a)	1,304,114
100,492	Maiden Holdings, Ltd.	1,394,829
82,046	National General Holdings Corp.	1,582,667
46,261	QTS Realty Trust, Inc., Class A REIT	2,021,143
		19,191,631
Health Care - 16.7%
31,118	Amsurg Corp. (a)	2,418,180
162,428	BioTelemetry, Inc. (a)	1,988,119
37,636	HealthSouth Corp.	1,444,093
30,284	Lannett Co., Inc. (a)	1,257,392
146,122	MiMedx Group, Inc. (a)	1,410,077
39,984	NuVasive, Inc. (a)	1,928,029
53,228	PharMerica Corp. (a)	1,515,401
96,814	Select Medical Holdings Corp.	1,044,623
74,905	Sucampo Pharmaceuticals, Inc., Class A (a)	1,488,362
94,528	Supernus Pharmaceuticals, Inc. (a)	1,326,228
		15,820,504
Industrials - 11.8%
45,219	Argan, Inc.	1,568,195
20,951	Astronics Corp. (a)	847,049
28,324	Deluxe Corp.	1,578,780
29,004	EMCOR Group, Inc.	1,283,427
37,223	ITT Corp.	1,244,365
37,410	Matson, Inc.	1,439,911
84,817	RPX Corp. (a)	1,163,689
19,454	The Greenbrier Cos., Inc.	624,668
13,318	UniFirst Corp.	1,422,495
		11,172,579
Information Technology - 21.9%
171,949	Brocade Communications Systems, Inc.	1,784,831
54,891	Cirrus Logic, Inc. (a)	1,729,615
88,846	Inphi Corp. (a)	2,135,858
84,140	Integrated Device Technology, Inc. (a)	1,708,042
102,918	Ixia (a)	1,491,282
27,830	j2 Global, Inc.	1,971,755
38,495	Methode Electronics, Inc.	1,227,991
54,120	OmniVision Technologies, Inc. (a)	1,421,191
90,894	Pericom Semiconductor Corp.	1,658,815
68,719	Sanmina Corp. (a)	1,468,525
40,021	Tessera Technologies, Inc.	1,297,081
140,800	The Hackett Group, Inc.	1,936,000
161,641	Xcerra Corp. (a)	1,015,105
		20,846,091
Materials - 4.6%
116,806	Graphic Packaging Holding Co.	1,493,949
107,193	Trecora Resources (a)	1,331,337
61,487	Trinseo SA (a)	1,552,547
		4,377,833
Telecommunications - 2.2%
91,907	Inteliquent, Inc.	2,052,283

Total Common Stock (Cost $89,924,210)	93,148,993
Total Investments (Cost $89,924,210)	$93,148,993
Other Assets & Liabilities, Net – 1.9%	1,802,464
Net Assets – 100.0%	$94,951,457

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,970,008
Gross Unrealized Depreciation	(5,745,225)
Net Unrealized Appreciation	$3,224,783

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$93,148,995
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$93,148,995

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	October 30, 2015

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 30, 2015